Accrued Expense and Other Liabilities	6 Months Ended
Mar. 31, 2023
Accrued Expense and Other Liabilities [Abstract]
ACCRUED EXPENSE AND OTHER LIABILITIES

Note 8 — ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	March 31, 2023	September 30, 2022

Payroll payables	$589,865	$1,733,937
Professional fee and others	136,903	422,314
Total	$726,768	$2,156,251